Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Year ending June 30, 2026	$ 306,707
Total future minimum lease payments	306,707
Less imputed interest	(8,147)
PV of Payments	$ 298,560	$ 580,353